Commitments and contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of commitments and contingent liabilities [Abstract]
Minimum operating lease payments recognised as expense	$ 2,332	$ 2,605	$ 2,930
Operating lease income	$ 275	$ 436	$ 661